Disclosure of liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Accounts payable and accrued liabilities	$ 19,470	$ 19,068
Income taxes payable	4,050	3,185
Provision for reclamation and rehabilitation	8,195	$ 7,982
Capital expenditure commitments	140
Operating leases	2,840
Total contractual obligations	34,695
Less than 1 year [Member]
Statements Line Items
Accounts payable and accrued liabilities	19,470
Income taxes payable	4,050
Provision for reclamation and rehabilitation	0
Capital expenditure commitments	140
Operating leases	394
Total contractual obligations	24,054
1 to 3 years [Member]
Statements Line Items
Accounts payable and accrued liabilities	0
Income taxes payable	0
Provision for reclamation and rehabilitation	6,066
Capital expenditure commitments	0
Operating leases	720
Total contractual obligations	6,786
4 to 5 years [Member]
Statements Line Items
Accounts payable and accrued liabilities	0
Income taxes payable	0
Provision for reclamation and rehabilitation	2,129
Capital expenditure commitments	0
Operating leases	542
Total contractual obligations	2,671
Over 5 years [Member]
Statements Line Items
Accounts payable and accrued liabilities	0
Income taxes payable	0
Provision for reclamation and rehabilitation	0
Capital expenditure commitments	0
Operating leases	1,184
Total contractual obligations	$ 1,184